Financial Instruments - Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax (Detail) $ in Millions	1 Months Ended
Sep. 30, 2020 CAD ($)
WCS Forward Prices [Member]
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity Price Range	5.00
Increase in volatility	$ (43)
Decrease in volatility	$ 27
WTI Option Volatility [Member]
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity Range	5.00%
Increase in volatility	$ (17)
Decrease in volatility	$ 15
Foreign Exchange Rate Option Volatility [Member]
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity Range	5.00%
Increase in volatility	$ 7
Decrease in volatility	$ (9)